Scheduled Maturities of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities
Due after one year through five years	$ 13,119
Due after five years through ten years	8,831
Due after ten years	10,270
Available for Sale Securities	87,449	91,820
SBA loan pools
Schedule of Available-for-sale Securities
Available for sale securities	661
Available for Sale Securities	661	1,124
Mortgage-backed securities
Schedule of Available-for-sale Securities
Available for sale securities	54,568
Available for Sale Securities	$ 54,568	$ 43,257